SA Franklin Systematic U.S. Large Cap Core Portfolio N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026